Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segments

17. Segments

The Company has one operating segment focused on the research and development of clinical assets. The accounting policies of the single operating segment are identical to those described in Note 1. The Chief Operating Decision Maker (“CODM”), which the Company has identified as Dr. Andrew Regan, Chief Executive Officer, manages the Company’s operations on a consolidated basis, assesses performance for the operating segment and decides how to allocate resources based on consolidated net loss, which is reported on the unaudited condensed consolidated statements of operations and comprehensive loss. Depreciation expense, amortization expense, stock-based compensation expense, gain or loss from equity method investments and non-cash lease expense are significant noncash items included in consolidated net loss reviewed by the CODM and are reported on the unaudited condensed consolidated statements of cash flows. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. Expenditures for additions to long-lived assets, which include purchases of property and equipment, are included in total consolidated assets reviewed by the CODM and are reported on the unaudited condensed consolidated statements of cash flows.

The CODM uses consolidated net loss and budget-to-actual variances to assess the operating segment’s performance and determine whether the Company is progressing towards its goals.

The following table presents specific financial data for the Company’s reportable segment (in thousands):

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2026	2025	2026	2025
Operating expenses:
Research & development expenses-clinical asset development	$185	$222	$447	$411
Research & development expense – related parties	117	1,638	633	2,365

General and administrative expenses – legal & professional fees	300	872	1,013	1,632
General and administrative expenses – accounting & audit fees	639	378	1,348	922
General and administrative expenses – salaries, payroll and stock based compensation	470	751	1,013	1,444
General and administrative expenses - other	1,291	1,091	2,204	1,794
Total operating costs and expenses	3,002	4,952	6,658	8,568
Operating loss	(3,002)	(4,952)	(6,658)	(8,568)
Other income (expenses):
Other expense	(1,536)	(1,023)	(1,826)	(1,992)
Loss on investment	(86)	-	(154)	-
Interest income	-	4	-	12
Interest expense, net	(17)	(57)	(66)	(233)
Total other (expense) income, net	(1,639)	(1,076)	(2,046)	(2,213)
Net loss	$(4,641)	$(6,028)	$(8,704)	$(10,781)

Other segment items consist of the items within Note 13 to the unaudited condensed consolidated financial statements.

19. Segments

The Company has one operating segment focused on the research and development of clinical assets. The accounting policies of the single operating segment are identical to those described in Note 3. The CODM, which the Company has identified as Andrew Regan, Chief Executive Officer, manages the Company’s operations on a consolidated basis, assesses performance for the operating segment and decides how to allocate resources based on consolidated net loss, which is reported on the consolidated statements of operations and comprehensive loss. Depreciation expense, amortization expense, stock-based compensation expense, and non-cash lease expense are significant noncash items included in consolidated net loss reviewed by the CODM and are reported on the consolidated statements of cash flows. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. Expenditures for additions to long-lived assets, which include purchases of property and equipment, are included in total consolidated assets reviewed by the chief operating decision maker and are reported on the consolidated statements of cash flows.

The CODM uses consolidated net loss and budget-to-actual variances to assess the performance of the operating segment and determine if the Company is progressing towards its goals.

The following table presents certain financial data for the Company’s reportable segment (in thousands):

	December 31,
(Dollar amounts in thousands)	2025	2024
Operating expenses:
Research & development expenses-clinical asset development	$802	$3,278
Research & development expense – related parties	3,952	100
Research & development expense – related parties - digital assets	300	-
General and administrative expenses – legal & professional fees	4,682	2,258
General and administrative expenses – litigation liability accrual	9,594	-
General and administrative expenses – accounting & audit fees	1,749	1,625
General and administrative expenses – salaries, payroll and stock-based compensation	5,020	4,098
General and administrative expenses - issuance of common stock and pre-funded warrants	7,000	-
General and administrative expenses - other	3,658	4,060
Total operating costs and expenses	36,757	15,419
Operating loss	(36,757)	(15,419)
Other expenses:
Other expense	(1,774)	(890)
Other expense – digital assets	(402)	-
Total other expense, net	(2,176)	(890)
Interest Income	28	13
Interest expense, net	(319)	(1,506)
Total other expense, net	(2,467)	(2,383)
Net loss	$(39,224)	$(17,802)

Other segment items consist of the items within Note 17 to the consolidated financial statements.